Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,254,000
Previously Paid Amount	0.00
Total Fee Amount	173.18
Total Offset Amount	0.00
Net Fee	173.18
Narrative - Max Aggregate Offering Price	$ 1,254,000
Final Prospectus	true